Valuation Results and Net Trading Income - Summary of Valuation Results and Net Trading Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Results And Net Trading Income [Abstract]
Securities trading results	€ 656	€ (369)	€ 1,352
Derivatives trading results	59	706	600
Change in fair value of derivatives relating to
- fair value hedges	(184)	(170)	81
- cash flow hedges (ineffective portion)	44	(16)	31
- other non-tradingderivatives	(301)	2,103	830
Change in fair value of assets and liabilities (hedged items)	91	244	(67)
Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)	(56)	(79)	372
Foreign exchange transactions results	1,194	(898)	(820)
Other	9	24	66
Valuation results and net trading income 21	€ 1,512	€ 1,545	€ 2,445